Portfolio of Investments
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Convertible Bonds 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	3,794,000	2,610,272
Total Convertible Bonds (Cost $3,278,228)			2,610,272

Corporate Bonds & Notes 91.5%

Aerospace & Defense 2.1%
Bombardier, Inc.(a)
04/15/2027	7.875%	657,000	604,504
Moog, Inc.(a)
12/15/2027	4.250%	440,000	389,602
TransDigm, Inc.(a)
12/15/2025	8.000%	688,000	697,981
03/15/2026	6.250%	2,101,000	2,037,618
TransDigm, Inc.
11/15/2027	5.500%	1,619,000	1,406,047
01/15/2029	4.625%	386,000	311,664
Total			5,447,416
Airlines 2.0%
Air Canada(a)
08/15/2026	3.875%	718,000	616,057
American Airlines, Inc.(a)
07/15/2025	11.750%	170,000	177,708
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	2,834,603	2,663,857
04/20/2029	5.750%	54,529	47,588
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	960,154	848,475
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	952,282	932,716
Total			5,286,401
Automotive 3.4%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	306,000	283,176
04/01/2027	6.500%	44,000	37,304
Clarios Global LP(a)
05/15/2025	6.750%	700,000	685,736
Ford Motor Co.
02/12/2032	3.250%	573,000	412,709
01/15/2043	4.750%	790,000	525,290
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
11/01/2024	4.063%	400,000	375,787
06/16/2025	5.125%	414,000	390,694
11/13/2025	3.375%	728,000	644,006
05/28/2027	4.950%	256,000	228,992
08/17/2027	4.125%	689,000	593,231
02/16/2028	2.900%	410,000	322,878
02/10/2029	2.900%	657,000	499,298
11/13/2030	4.000%	838,000	653,640
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	278,000	227,743
IAA Spinco, Inc.(a)
06/15/2027	5.500%	747,000	681,637
Jaguar Land Rover Automotive PLC(a)
07/15/2029	5.500%	342,000	237,965
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	712,000	687,230
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	761,000	727,321
Tenneco, Inc.(a)
01/15/2029	7.875%	679,000	672,496
Total			8,887,133
Brokerage/Asset Managers/Exchanges 1.7%
AG Issuer LLC(a)
03/01/2028	6.250%	29,000	25,290
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	965,000	907,665
Hightower Holding LLC(a)
04/15/2029	6.750%	736,000	603,619
NFP Corp(a)
10/01/2030	7.500%	778,000	741,618
NFP Corp.(a)
08/15/2028	4.875%	744,000	635,143
08/15/2028	6.875%	2,036,000	1,588,080
Total			4,501,415
Building Materials 1.3%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	1,259,000	1,101,443
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	514,000	470,997
Interface, Inc.(a)
12/01/2028	5.500%	119,000	102,399
SRS Distribution, Inc.(a)
07/01/2028	4.625%	1,022,000	876,141
12/01/2029	6.000%	686,000	546,558
Columbia Variable Portfolio – High Yield Bond Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
White Cap Buyer LLC(a)
10/15/2028	6.875%	316,000	261,094
Total			3,358,632
Cable and Satellite 6.1%
CCO Holdings LLC/Capital Corp.(a)
02/01/2028	5.000%	666,000	580,574
06/01/2029	5.375%	749,000	656,793
03/01/2030	4.750%	1,876,000	1,519,845
08/15/2030	4.500%	1,354,000	1,071,067
02/01/2032	4.750%	764,000	596,192
CSC Holdings LLC(a)
02/01/2028	5.375%	829,000	723,105
02/01/2029	6.500%	2,412,000	2,131,767
02/15/2031	3.375%	731,000	515,242
DISH DBS Corp.(a)
12/01/2028	5.750%	909,000	685,327
DISH DBS Corp.
06/01/2029	5.125%	1,232,000	723,924
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	1,562,000	1,280,682
09/15/2028	6.500%	942,000	653,667
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	607,000	533,143
08/01/2027	5.000%	299,000	274,360
07/01/2030	4.125%	1,100,000	897,383
Videotron Ltd.(a)
06/15/2029	3.625%	676,000	548,508
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,426,000	1,088,836
Ziggo BV(a)
01/15/2030	4.875%	2,067,000	1,634,387
Total			16,114,802
Chemicals 3.5%
Avient Corp.(a)
08/01/2030	7.125%	528,000	489,396
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	509,000	398,654
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	642,000	574,095
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	706,000	635,823
Element Solutions, Inc.(a)
09/01/2028	3.875%	1,110,000	893,944
HB Fuller Co.
10/15/2028	4.250%	596,000	501,204
Herens Holdco Sarl(a)
05/15/2028	4.750%	740,000	605,394
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ingevity Corp.(a)
11/01/2028	3.875%	781,000	645,924
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	755,000	726,295
Iris Holdings, Inc.(a),(b)
02/15/2026	8.750%	353,000	310,959
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	824,000	633,101
SPCM SA(a)
03/15/2027	3.125%	301,000	263,236
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	303,000	233,078
09/30/2029	7.500%	170,000	112,200
WR Grace Holdings LLC(a)
06/15/2027	4.875%	1,688,000	1,454,245
08/15/2029	5.625%	803,000	606,290
Total			9,083,838
Construction Machinery 1.0%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	1,962,000	1,557,776
Herc Holdings, Inc.(a)
07/15/2027	5.500%	782,000	703,864
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	364,000	357,471
Total			2,619,111
Consumer Cyclical Services 2.5%
APX Group, Inc.(a)
02/15/2027	6.750%	466,000	437,517
Arches Buyer, Inc.(a)
06/01/2028	4.250%	1,129,000	880,944
12/01/2028	6.125%	588,000	451,980
Match Group, Inc.(a)
06/01/2028	4.625%	511,000	446,673
02/15/2029	5.625%	276,000	253,309
Prime Security Services Borrower LLC/Finance, Inc.(a)
04/15/2026	5.750%	454,000	427,112
Staples, Inc.(a)
04/15/2026	7.500%	479,000	402,153
Uber Technologies, Inc.(a)
05/15/2025	7.500%	647,000	645,609
08/15/2029	4.500%	3,193,000	2,687,212
Total			6,632,509
Consumer Products 1.4%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	837,000	767,561

2	Columbia Variable Portfolio – High Yield Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mattel, Inc.(a)
12/15/2027	5.875%	671,000	646,918
Newell Brands, Inc.
09/15/2027	6.375%	218,000	216,192
09/15/2029	6.625%	308,000	301,203
Prestige Brands, Inc.(a)
01/15/2028	5.125%	335,000	302,335
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	278,000	195,538
Spectrum Brands, Inc.
07/15/2025	5.750%	511,000	485,110
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	374,000	295,056
07/15/2030	5.500%	46,000	36,207
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	488,000	357,128
Total			3,603,248
Diversified Manufacturing 1.4%
Madison IAQ LLC(a)
06/30/2028	4.125%	998,000	807,586
06/30/2029	5.875%	333,000	232,197
Resideo Funding, Inc.(a)
09/01/2029	4.000%	569,000	458,805
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	257,000	218,926
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	740,000	740,019
06/15/2028	7.250%	1,357,000	1,335,571
Total			3,793,104
Electric 5.0%
Atlantica Sustainable Infrastructure PLC(a)
06/15/2028	4.125%	470,000	398,985
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	1,228,000	1,096,611
02/15/2031	3.750%	1,770,000	1,407,128
01/15/2032	3.750%	1,003,000	778,676
FirstEnergy Corp.
11/15/2031	7.375%	225,000	247,996
FirstEnergy Corp.(c)
07/15/2047	5.100%	338,000	285,164
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	943,000	759,118
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	495,000	474,541
09/15/2027	4.500%	2,263,000	2,067,222
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.
01/15/2028	5.750%	440,000	408,021
NRG Energy, Inc.(a)
06/15/2029	5.250%	1,846,000	1,625,627
02/15/2031	3.625%	332,000	259,217
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	259,000	225,260
PG&E Corp.
07/01/2028	5.000%	360,000	311,404
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,207,000	1,063,521
01/15/2030	4.750%	624,000	530,029
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	653,000	611,547
07/31/2027	5.000%	277,000	250,100
05/01/2029	4.375%	495,000	413,724
Total			13,213,891
Environmental 1.2%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	1,195,000	1,122,845
08/01/2025	3.750%	633,000	584,107
12/15/2026	5.125%	405,000	377,969
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,386,000	1,227,018
Total			3,311,939
Finance Companies 1.9%
Navient Corp.
03/25/2024	6.125%	437,000	425,499
06/25/2025	6.750%	445,000	417,407
OneMain Finance Corp.
09/15/2030	4.000%	45,000	31,545
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	1,140,000	1,025,052
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	869,000	636,365
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	2,121,000	1,466,101
Springleaf Finance Corp.
03/15/2024	6.125%	974,000	939,168
Total			4,941,137
Food and Beverage 2.3%
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	683,000	645,783
06/15/2030	6.000%	504,000	481,062
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	2,257,000	1,986,401

Columbia Variable Portfolio – High Yield Bond Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Performance Food Group, Inc.(a)
05/01/2025	6.875%	170,000	169,167
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	379,000	304,027
03/01/2032	3.500%	167,000	125,954
Post Holdings, Inc.(a)
03/01/2027	5.750%	591,000	564,364
01/15/2028	5.625%	440,000	401,712
04/15/2030	4.625%	324,000	266,083
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	498,000	412,596
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	649,000	530,344
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	366,000	280,175
Total			6,167,668
Gaming 3.5%
Boyd Gaming Corp.
12/01/2027	4.750%	675,000	597,323
Boyd Gaming Corp.(a)
06/15/2031	4.750%	157,000	127,117
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	808,000	619,841
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	598,000	577,167
07/01/2025	6.250%	918,000	884,722
07/01/2027	8.125%	1,394,000	1,333,312
International Game Technology PLC(a)
02/15/2025	6.500%	362,000	361,091
04/15/2026	4.125%	339,000	309,607
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	1,001,000	825,323
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	376,000	289,550
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	845,000	676,957
Scientific Games International, Inc.(a)
05/15/2028	7.000%	369,000	347,630
VICI Properties LP/Note Co., Inc.(a)
05/01/2024	5.625%	480,000	471,290
06/15/2025	4.625%	400,000	376,552
12/01/2026	4.250%	561,000	503,877
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	874,000	817,932
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	159,000	156,220
Total			9,275,511
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 6.3%
180 Medical, Inc.(a)
10/15/2029	3.875%	200,000	168,058
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	138,000	126,054
04/15/2029	5.000%	184,000	163,186
AdaptHealth LLC(a)
08/01/2029	4.625%	170,000	136,234
03/01/2030	5.125%	989,000	816,087
Avantor Funding, Inc.(a)
07/15/2028	4.625%	764,000	681,010
11/01/2029	3.875%	1,334,000	1,083,743
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	178,000	159,832
04/01/2030	3.500%	403,000	317,159
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	305,000	303,646
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	249,000	217,725
03/15/2029	3.750%	249,000	207,283
03/15/2031	4.000%	291,000	236,804
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	767,000	590,760
04/15/2029	6.875%	654,000	316,615
05/15/2030	5.250%	1,433,000	997,067
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	297,000	261,507
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	303,000	228,762
Owens & Minor, Inc.(a)
03/31/2029	4.500%	345,000	272,160
04/01/2030	6.625%	544,000	478,678
Radiology Partners, Inc.(a)
02/01/2028	9.250%	308,000	201,539
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	2,050,000	1,693,199
Select Medical Corp.(a)
08/15/2026	6.250%	1,190,000	1,120,240
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	86,000	80,021
04/15/2027	10.000%	376,000	365,555
Syneos Health, Inc.(a)
01/15/2029	3.625%	244,000	194,359
Teleflex, Inc.
11/15/2027	4.625%	693,000	632,797
Teleflex, Inc.(a)
06/01/2028	4.250%	223,000	193,939

4	Columbia Variable Portfolio – High Yield Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	886,000	826,913
11/01/2027	5.125%	1,522,000	1,368,106
10/01/2028	6.125%	834,000	735,762
01/15/2030	4.375%	328,000	273,562
06/15/2030	6.125%	446,000	410,214
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	750,000	629,938
Total			16,488,514
Healthcare Insurance 0.5%
Centene Corp.
10/15/2030	3.000%	1,123,000	888,766
03/01/2031	2.500%	352,000	266,627
08/01/2031	2.625%	319,000	241,490
Total			1,396,883
Home Construction 0.8%
Meritage Homes Corp.(a)
04/15/2029	3.875%	349,000	277,370
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	432,000	351,252
04/01/2029	4.750%	102,000	79,575
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	513,000	515,314
03/01/2024	5.625%	848,000	831,219
Total			2,054,730
Independent Energy 5.5%
Apache Corp.
01/15/2030	4.250%	341,000	297,034
09/01/2040	5.100%	500,000	404,481
02/01/2042	5.250%	171,000	139,429
04/15/2043	4.750%	571,000	426,263
01/15/2044	4.250%	123,000	87,695
Callon Petroleum Co.
07/01/2026	6.375%	1,002,000	903,073
Callon Petroleum Co.(a)
06/15/2030	7.500%	287,000	251,458
CNX Resources Corp.(a)
03/14/2027	7.250%	71,000	69,162
01/15/2029	6.000%	342,000	314,260
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	957,000	854,812
Comstock Resources, Inc.(a)
03/01/2029	6.750%	336,000	310,955
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	249,000	220,855
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	1,936,000	1,787,094
02/01/2029	5.750%	418,000	368,873
04/15/2030	6.000%	268,000	236,410
Matador Resources Co.
09/15/2026	5.875%	1,155,000	1,115,495
Occidental Petroleum Corp.
09/01/2030	6.625%	1,099,000	1,113,481
01/01/2031	6.125%	1,520,000	1,497,032
09/15/2036	6.450%	1,786,000	1,778,217
SM Energy Co.
07/15/2028	6.500%	663,000	630,821
Southwestern Energy Co.
02/01/2032	4.750%	1,922,000	1,615,553
Total			14,422,453
Leisure 2.8%
Carnival Corp.(a)
03/01/2026	7.625%	1,891,000	1,437,160
03/01/2027	5.750%	1,062,000	744,635
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	464,000	446,850
Cinemark USA, Inc.(a)
03/15/2026	5.875%	1,407,000	1,180,606
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	297,000	258,245
Royal Caribbean Cruises Ltd.(a)
06/01/2025	11.500%	976,000	1,037,013
07/01/2026	4.250%	1,167,000	861,551
08/31/2026	5.500%	1,475,000	1,128,484
07/15/2027	5.375%	325,000	238,791
Total			7,333,335
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	310,000	303,346
05/01/2028	5.750%	140,000	131,511
Total			434,857
Media and Entertainment 2.6%
Clear Channel International BV(a)
08/01/2025	6.625%	625,000	581,287
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	1,585,000	1,187,572
06/01/2029	7.500%	435,000	315,985
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,039,000	880,607

Columbia Variable Portfolio – High Yield Bond Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.
05/01/2026	6.375%	435,000	403,577
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	604,000	514,838
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	239,000	207,989
01/15/2029	4.250%	278,000	218,230
03/15/2030	4.625%	877,000	684,098
Playtika Holding Corp.(a)
03/15/2029	4.250%	957,000	765,000
Roblox Corp.(a)
05/01/2030	3.875%	736,000	598,933
Univision Communications, Inc.(a)
06/30/2030	7.375%	573,000	544,379
Total			6,902,495
Metals and Mining 3.1%
Allegheny Technologies, Inc.
10/01/2029	4.875%	212,000	176,930
10/01/2031	5.125%	886,000	727,699
Constellium NV(a)
02/15/2026	5.875%	438,000	401,697
Constellium SE(a)
06/15/2028	5.625%	303,000	249,058
04/15/2029	3.750%	2,594,000	1,902,346
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	595,000	494,474
04/01/2029	6.125%	2,376,000	1,918,760
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	116,000	94,863
06/01/2031	4.500%	1,010,000	733,698
Novelis Corp.(a)
11/15/2026	3.250%	421,000	353,907
01/30/2030	4.750%	1,043,000	855,750
08/15/2031	3.875%	267,000	199,270
Total			8,108,452
Midstream 4.9%
Cheniere Energy Partners LP
03/01/2031	4.000%	387,000	325,198
01/31/2032	3.250%	1,599,000	1,228,239
CNX Midstream Partners LP(a)
04/15/2030	4.750%	651,000	511,892
DCP Midstream Operating LP
04/01/2044	5.600%	624,000	558,843
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	885,000	843,690
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQM Midstream Partners LP
08/01/2024	4.000%	170,000	158,951
07/15/2048	6.500%	2,278,000	1,740,523
EQM Midstream Partners LP(a)
07/01/2025	6.000%	590,000	546,407
06/01/2027	7.500%	226,000	215,887
07/01/2027	6.500%	503,000	466,717
06/01/2030	7.500%	270,000	255,669
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	330,000	315,174
02/01/2028	5.000%	861,000	760,105
NuStar Logistics LP
10/01/2025	5.750%	880,000	815,198
06/01/2026	6.000%	522,000	480,338
04/28/2027	5.625%	124,000	108,384
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,237,000	1,040,278
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	902,000	775,320
08/15/2031	4.125%	1,415,000	1,172,627
11/01/2033	3.875%	769,000	608,924
Total			12,928,364
Oil Field Services 0.8%
Nabors Industries Ltd.(a)
01/15/2028	7.500%	284,000	232,812
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	1,836,975	1,770,565
Total			2,003,377
Other REIT 1.5%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	869,000	713,810
Ladder Capital Finance Holdings LLLP/Corp.(a)
02/01/2027	4.250%	2,141,000	1,752,059
06/15/2029	4.750%	322,000	241,294
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	501,000	405,761
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	346,000	295,405
Service Properties Trust
03/15/2024	4.650%	326,000	301,409
10/01/2024	4.350%	152,000	133,944
Total			3,843,682
Packaging 1.9%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	249,000	235,794
09/01/2029	4.000%	1,314,000	965,176

6	Columbia Variable Portfolio – High Yield Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	368,000	344,276
08/15/2026	4.125%	641,000	533,215
BWAY Holding Co.(a)
04/15/2024	5.500%	965,000	915,605
Canpack SA/US LLC(a)
11/15/2029	3.875%	1,139,000	893,026
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	623,000	562,226
08/15/2027	8.500%	530,000	468,694
Total			4,918,012
Pharmaceuticals 1.6%
1375209 BC Ltd.(a)
01/30/2028	9.000%	84,958	84,321
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	574,000	398,160
06/01/2028	4.875%	871,000	561,135
09/30/2028	11.000%	151,035	121,960
10/15/2030	14.000%	30,207	16,463
Endo Dac/Finance LLC/Finco, Inc.(a),(d)
06/30/2028	0.000%	302,000	17,964
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	478,000	369,163
Jazz Securities DAC(a)
01/15/2029	4.375%	363,000	313,416
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,508,000	1,289,219
04/30/2031	5.125%	1,216,000	997,416
Total			4,169,217
Property & Casualty 2.8%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	567,000	486,300
10/15/2027	6.750%	1,234,000	1,069,344
11/01/2029	5.875%	471,000	386,602
AssuredPartners, Inc.(a)
08/15/2025	7.000%	740,000	686,696
01/15/2029	5.625%	686,000	536,013
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,106,000	871,808
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	186,000	171,422
HUB International Ltd.(a)
05/01/2026	7.000%	1,374,000	1,303,836
12/01/2029	5.625%	882,000	736,619
MGIC Investment Corp.
08/15/2028	5.250%	101,000	90,200
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radian Group, Inc.
03/15/2025	6.625%	40,000	38,986
03/15/2027	4.875%	235,000	208,883
USI, Inc.(a)
05/01/2025	6.875%	738,000	708,548
Total			7,295,257
Restaurants 0.9%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	551,000	546,222
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	130,000	107,597
01/15/2030	6.750%	505,000	384,148
IRB Holding Corp.(a)
06/15/2025	7.000%	650,000	647,160
Yum! Brands, Inc.
04/01/2032	5.375%	660,000	584,830
Total			2,269,957
Retailers 1.3%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	201,000	160,612
02/15/2032	5.000%	201,000	155,660
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	440,000	355,263
L Brands, Inc.
06/15/2029	7.500%	145,000	132,675
L Brands, Inc.(a)
10/01/2030	6.625%	719,000	625,299
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	814,000	632,236
Lithia Motors, Inc.(a)
01/15/2031	4.375%	233,000	190,820
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	1,432,000	1,232,464
Total			3,485,029
Supermarkets 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	420,000	424,062
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	708,000	637,493
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	169,000	153,859
Total			1,215,414

Columbia Variable Portfolio – High Yield Bond Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 8.3%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	1,480,000	1,260,659
Block, Inc.
06/01/2031	3.500%	318,000	246,901
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	212,000	207,861
03/01/2026	9.125%	129,000	123,933
Camelot Finance SA(a)
11/01/2026	4.500%	501,000	457,962
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	811,000	670,331
07/01/2029	4.875%	963,000	753,385
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	308,000	252,170
Entegris Escrow Corp.(a)
04/15/2029	4.750%	594,000	526,946
06/15/2030	5.950%	787,000	718,184
Gartner, Inc.(a)
07/01/2028	4.500%	637,000	569,007
06/15/2029	3.625%	304,000	254,694
HealthEquity, Inc.(a)
10/01/2029	4.500%	823,000	695,299
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	765,000	575,135
HP, Inc.(a)
03/01/2029	4.750%	1,720,000	1,731,803
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	798,000	648,619
Iron Mountain, Inc.(a)
09/15/2027	4.875%	912,000	817,796
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	1,684,000	1,035,411
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	1,223,000	967,606
NCR Corp.(a)
10/01/2028	5.000%	716,000	565,606
04/15/2029	5.125%	1,350,000	1,011,811
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	852,000	847,016
07/15/2029	4.500%	402,000	401,677
10/01/2030	5.875%	120,000	119,203
07/15/2031	4.750%	502,000	493,724
Picard Midco, Inc.(a)
03/31/2029	6.500%	176,000	148,693
PTC, Inc.(a)
02/15/2025	3.625%	178,000	165,941
02/15/2028	4.000%	256,000	224,797
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sensata Technologies BV(a)
09/01/2030	5.875%	503,000	470,281
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	1,177,000	1,072,622
Switch Ltd.(a)
09/15/2028	3.750%	277,000	275,263
06/15/2029	4.125%	769,000	763,468
Synaptics, Inc.(a)
06/15/2029	4.000%	248,000	201,943
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	344,000	335,306
Verscend Escrow Corp.(a)
08/15/2026	9.750%	1,020,000	982,591
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,475,000	1,206,192
Total			21,799,836
Wireless 3.0%
Altice France Holding SA(a)
02/15/2028	6.000%	687,000	440,495
Altice France SA(a)
02/01/2027	8.125%	847,000	756,813
07/15/2029	5.125%	1,760,000	1,315,352
10/15/2029	5.500%	653,000	491,280
Sprint Capital Corp.
11/15/2028	6.875%	2,101,000	2,159,352
03/15/2032	8.750%	471,000	545,918
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,539,000	1,163,190
07/15/2031	4.750%	1,182,000	920,582
Total			7,792,982
Wirelines 1.9%
CenturyLink, Inc.(a)
12/15/2026	5.125%	220,000	190,041
02/15/2027	4.000%	330,000	280,004
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	944,000	758,583
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	495,000	444,241
05/15/2030	8.750%	597,000	598,031
Iliad Holding SAS(a)
10/15/2026	6.500%	1,931,000	1,687,699
10/15/2028	7.000%	1,173,000	1,005,704
Total			4,964,303
Total Corporate Bonds & Notes (Cost $278,189,437)			240,064,904

8	Columbia Variable Portfolio – High Yield Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2022 (Unaudited)
Foreign Government Obligations(e) 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.6%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	1,514,000	1,288,222
05/15/2029	4.250%	225,000	175,805
Total			1,464,027
Total Foreign Government Obligations (Cost $1,718,209)			1,464,027

Senior Loans 3.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.6%
8th Avenue Food & Provisions, Inc.(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	2.500%	1,133,008	988,198
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	10.865%	752,935	622,113
Total			1,610,311
Consumer Products 0.3%
SWF Holdings I Corp.(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	7.602%	989,030	769,465
Health Care 0.2%
Surgery Center Holdings, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	6.510%	636,235	602,833
Media and Entertainment 1.2%
Cengage Learning, Inc.(f),(g),(h)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	7.814%	3,415,918	3,072,045
Technology 1.3%
Applied Systems, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/19/2024	6.674%	382,271	372,286
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ascend Learning LLC(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	6.615%	580,612	534,744
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	8.865%	348,000	301,239
DCert Buyer, Inc.(f),(g)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	9.903%	478,000	444,062
Epicore Software Corp.(f),(g)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	10.865%	228,000	221,616
Loyalty Ventures, Inc.(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 11/03/2027	7.615%	481,313	144,394
UKG, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	6.865%	424,860	404,148
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	5.535%	348,438	330,727
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	7.535%	677,000	636,380
Total			3,389,596
Total Senior Loans (Cost $10,618,141)			9,444,250

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(i),(j)	6,968,666	6,965,181
Total Money Market Funds (Cost $6,965,291)		6,965,181
Total Investments in Securities (Cost: $300,769,306)		260,548,634
Other Assets & Liabilities, Net		1,703,198
Net Assets		262,251,832

Columbia Variable Portfolio – High Yield Bond Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2022, the total value of these securities amounted to $203,440,574, which represents 77.57% of total net assets.
(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2022.
(d)	Represents a security in default.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	The stated interest rate represents the weighted average interest rate at September 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(g)	Variable rate security. The interest rate shown was the current rate as of September 30, 2022.
(h)	Represents a security purchased on a forward commitment basis.
(i)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	8,638,506	70,799,310	(72,472,935)	300	6,965,181	(4,588)	54,620	6,968,666
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Variable Portfolio – High Yield Bond Fund | Third Quarter Report 2022

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3QT7010_12_A01_(11/22)